Note 14 - Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Stockholders' Equity Note Disclosure [Text Block]
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	2012	2013
Assumptions:
Risk-free interest rate	1.614%	1.298%
Expected lives (years)	15	15
Expected volatility	59.892%	57.020%
Expected dividends	0.924%	0.893%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Yen	Years	Thousands of Yen	Thousands of U.S. Dollars
	Number of Options	Number of Shares	Exercise Price	Remaining Life	Total Intrinsic Value	Total Intrinsic Value

Unexercised options outstanding—March 31, 2011	－	－	－
Granted	138	27,600	1
Exercised	－	－	－
Forfeited or expired	－	－	－
Unexercised options outstanding—March 31, 2012	138	27,600	1
Granted	130	26,000	1
Exercised	－	－	－
Forfeited or expired	－	－	－
Unexercised options outstanding—March 31, 2013	268	53,600	1

Exercisable options—March 31, 2013	138	27,600	1	28.29	¥89,672	$952
Expected to vest after July 13, 2013	130	26,000	1	29.29	¥84,474	$897

Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Net income attributable to IIJ	¥3,203,368	¥3,640,963	¥5,300,654	$56,294
Transfers to the noncontrolling interests
Decrease in additional paid-in capital for purchase of Trust Networks and GDX common shares	(147,346)	(85,437)	－	－

Change from net income attributable to IIJ and transfers to noncontrolling interests	¥3,056,022	¥3,555,526	¥5,300,654	$56,294